Note 9 - Other Expenses - Details of Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Information technology and software expenses	$ 20,408	$ 19,175	$ 19,327
Production expenses	8,925	2,371	0
Depreciation of property and equipment and right-of-use assets	5,955	6,199	5,423
Advertisement and promotion expenses	4,822	3,328	1,728
Amortization of intangible assets	2,244	2,348	0
Custody fees	1,718	1,687	1,653
Other share-based payment expenses	628	0	0
Impairment of right-of-use asset	0	956	0
Other	15,725	10,015	6,334
Total Other expenses	$ 60,425	$ 46,079	$ 34,465